Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Additional Paid in Capital	Contributed Capital Surplus	Other Comprehensive Loss	Retained Earnings
Balance at beginning of period (in shares) at Dec. 31, 2016		105,965,192
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)		23,557,800
Balance at end of period (in shares) at Jun. 30, 2017		129,522,992
Balance at beginning of period at Dec. 31, 2016		$ 5,299	$ 201,864	$ 1,378,824	$ 2,287	$ (349,555)
Increase (decrease) in Equity [Roll Forward]
Shares issued		1,178	154,378
Stock option expense			288
Distributions to shareholders				0
Other comprehensive income (loss)	$ 2,648				2,648
Net income (loss)						(29,840)
Balance at end of period at Jun. 30, 2017	$ 1,367,371	$ 6,477	356,530	1,378,824	4,935	(379,395)
Increase (decrease) in Equity [Roll Forward]
Effect of new accounting principle in period of adoption | Accounting Standards Update 2016-01					(5,323)	5,323
Effect of new accounting principle in period of adoption | Accounting Standards Update 2014-09						(5,698)
Balance at beginning of period (in shares) at Dec. 31, 2017	142,197,697	142,197,697
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)		2,050,000
Balance at end of period (in shares) at Jun. 30, 2018	144,247,697	144,247,697
Balance at beginning of period at Dec. 31, 2017	$ 1,494,049	$ 7,111	454,694	1,378,824	5,323	(351,903)
Increase (decrease) in Equity [Roll Forward]
Shares issued		103	17,448
Stock option expense			288
Distributions to shareholders				(28,850)
Other comprehensive income (loss)	0				0
Net income (loss)						25,663
Balance at end of period at Jun. 30, 2018	$ 1,503,003	$ 7,214	$ 472,430	$ 1,349,974	$ 0	$ (326,615)